UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22540

AGF Investments Trust

(Exact name of registrant as specified in charter)

53 State Street

Suite 1308

Boston, MA 02109

(Address of principal executive offices) (Zip code)

William H. DeRoche, President

53 State Street, Suite 1308

Boston, MA 02109

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 292-9801

Date of fiscal year end: June 30

Date of reporting period: December 31, 2022

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Semi-Annual Report

December 31, 2022

Before investing you should carefully consider a Fund’s investment objectives, risks, charges and expenses. This and other information is in the prospectus, which can be obtained by visiting www.agf.com/us. Please read the prospectus carefully before you invest.

Risks: There is no guarantee that a Fund will achieve its objective. Investing involves risk, including possible loss of principal. The value of an investment in a Fund may fall, sometimes sharply, and you could lose money by investing in a Fund. A Fund may utilize derivatives and, as a result, the Fund could lose more than the amount it invests. For further risk information on each Fund, please read the prospectus.

AGFiQ U.S. Market Neutral Anti-Beta Fund (BTAL) specific risks: The Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. There is a risk that during a ‘‘bull’’ market, when most equity securities and long only Exchange Traded Funds (‘‘ETFs’’) are increasing in value, a Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. If the Fund sells a stock short and subsequently has to buy the security back at a higher price, the Fund will realize a loss on the transaction. The amount the Fund could lose on a short sale is potentially unlimited because there is no limit on the price a shorted security might attain (as compared to a long position, where the maximum loss is the amount invested). There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. Derivatives, including swap agreements and futures contracts, may involve risks different from, or greater than, those associated with more traditional investments. As a result of investing in derivatives, the Fund could lose more than the amount it invests, and can be subject to increased market risk.

AGFiQ Global Infrastructure ETF (GLIF) specific risks: The Fund’s investments in infrastructure-related securities will expose the Fund to potential adverse economic, regulatory, political, legal and other changes affecting such investments. Rising interest rates could lead to higher financing costs and reduced earnings for infrastructure companies. Investments in foreign securities involve risks that differ from investments in securities of U.S. issuers because of unique political, economic and market conditions. Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Investing in securities that trade in and receive revenues in foreign currencies creates risk because foreign currencies may decline relative to the U.S. dollar, resulting in a potential loss to the Fund. Depositary receipts subject the Fund generally to the same risks as if it were investing in the underlying foreign securities directly, including political and economic risks that differ from investing in securities of U.S. issuers.

Shares of AGFiQ ETFs are bought and sold at market price (not net assets value (“NAV”), as defined below) and are not individually redeemed from a Fund. Brokerage commissions will reduce returns. Market Price (as defined below) returns are based upon the midpoint of the bid/ask spread at 4:00 PM Eastern time (when NAV is normally determined), and do not represent the returns you would receive if you traded shares at other times. Fund returns assume that dividends and capital gains distributions have been reinvested in a Fund at NAV. Some performance results reflect expense subsidies and waivers in effect during certain periods shown. Absent these waivers, results would have been less favorable.

Beta is a measure of an asset’s sensitivity to an underlying index. Long is purchasing a stock with the expectation that it is going to rise in value. Short is selling stock with the expectation of profiting by buying it back later at a lower price. Spread Return is the return earned between the long and short portfolios within each ETF. One cannot invest directly in an index.

Shares are not individually redeemable and can be redeemed only in Creation Units, and the purchase and sale price of individual Shares trading on an Exchange may be below, at, or above the most recently calculated NAV for such Shares.

Distributor: Foreside Fund Services, LLC

Table of Contents

i	Allocation of Portfolio Holdings and Sector Weightings
Schedule of Investments
1	AGFiQ U.S. Market Neutral Anti-Beta Fund
8	AGFiQ Global Infrastructure ETF
10	Statement of Assets and Liabilities
11	Statement of Operations
12	Statement of Changes in Net Assets
14	Financial Highlights
16	Notes to Financial Statements
29	Expense Example
30	Liquidity Risk Management Program
31	Additional Information

AGFIQ U.S. Market Neutral Anti-Beta Fund invests in certain securities long and certain securities short, and the performance of the Fund depends on the difference in the rates of return (i.e., the spread return) between the long positions and the short positions. If the long positions appreciate more or decline less than the short positions, then the Fund will generate a positive return. If the long positions appreciate less or decline more than the short positions, however, the Fund will generate a negative return.

The “U.S. Market Neutral IndicesSM” are a product of Dow Jones Indexes, the marketing name and a licensed trademark of CME Group Index Services LLC (“CME”), and have been licensed for use. “Dow Jones®”, “U.S. Market Neutral IndicesSM” and “Dow Jones Indexes” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”) and have been licensed for use for certain purposes by AGF Investments LLC (“Licensee”). The Funds based on the U.S. Market Neutral IndicesSM are not sponsored, endorsed, sold or promoted by Dow Jones, CME or their respective affiliates. Dow Jones, CME and their respective affiliates make no representation or warranty, express or implied, to the owners of the Funds or any member of the public regarding the advisability of trading in the Funds. Dow Jones’, CME’s and their respective affiliates’ only relationship to the Licensee is the licensing of certain trademarks and trade names of Dow Jones and of the “U.S. Market Neutral IndicesSM” which is determined, composed and calculated by CME without regard to the Licensee or the Funds. Dow Jones and CME have no obligation to take the needs of the Licensee or the owners of the Funds into consideration in determining, composing or calculating “U.S. Market Neutral IndicesSM”. Dow Jones, CME and their respective affiliates are not responsible for and have not participated in the determination of the timing of, prices at, or quantities of the Funds to be sold or in the determination or calculation of the equation by which the Funds are to be converted into cash. Dow Jones, CME and their respective affiliates have no obligation or liability in connection with the administration, marketing or trading of the Funds. Notwithstanding the foregoing, CME Group Inc. and its affiliates may independently issue and/or sponsor financial products unrelated to the Funds currently being issued by the Licensee, but which may be similar to and competitive with the Funds. In addition, CME Group Inc. and its affiliates may trade financial products which are linked to the performance of the “U.S. Market Neutral IndicesSM”. It is possible that this trading activity will affect the value of the “U.S. Market Neutral IndicesSM” and the Funds.

DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN AND DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. DOW JONES, CME AND THEIR RESPECTIVE AFFILIATES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY, NON-INFRINGEMENT OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE U.S. MARKET NEUTRAL INDICESSM OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES, CME OR THEIR RESPECTIVE AFFILIATES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN CME AND THE LICENSEE, OTHER THAN THE LICENSORS OF CME.

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i

AGF Investments Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2022 (Unaudited)

AGFiQ U.S. Market Neutral Anti-Beta Fund (BTAL)

The Fund seeks to provide a consistent negative beta exposure to the U.S. equity market. In seeking to achieve its investment objective, the Fund will invest primarily in long positions in low beta U.S. equities and short positions in high beta U.S. equities on a dollar neutral basis, within sectors. The Fund will construct a dollar neutral portfolio of long and short positions of U.S. equities by investing primarily in the constituent securities of the Dow Jones U.S. Thematic Market Neutral Low Beta Index (the “Index”) in approximately the same weight as they appear in the Index, subject to certain rules-based adjustments. The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, if the Fund’s long positions have increased more than its short positions, the Fund would generate a positive return; but if the long positions increased less than the short positions, the Fund would generate a negative return. Conversely, if the Fund’s short positions have increased more than its long positions, the Fund would generate a negative return; but if the short positions increased less than the long positions, the Fund would generate a positive return. The Fund is an actively managed exchange-traded fund (“ETF”).

Market Exposure
Investment Type	% of Net Assets
Equity Securities Long Positions	82%
Equity Securities Short Positions	-85%
Swap Agreements Long Positions	12%
Swap Agreements Short Positions	-8%

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings — Long
Company	% of Net Assets
Helen of Troy Ltd.	0.5%
Concentrix Corp.	0.5%
Organon & Co.	0.5%
Avista Corp.	0.5%
Tradeweb Markets, Inc.	0.5%
IAA, Inc.	0.5%
UiPath, Inc.	0.5%
Alkermes plc	0.5%
TEGNA, Inc.	0.5%
Perrigo Co. plc	0.5%

Largest Equity Holdings — Short
Company	% of Net Assets
Tesla, Inc.	-0.3%
Opendoor Technologies, Inc.	-0.3%
Intellia Therapeutics, Inc.	-0.3%
Avis Budget Group, Inc.	-0.3%
Roku, Inc.	-0.3%
Unity Software, Inc.	-0.3%
Norwegian Cruise Line Holdings Ltd.	-0.3%
Sunrun, Inc.	-0.3%
Affirm Holdings, Inc.	-0.3%
MP Materials Corp.	-0.3%

	Fund Sector Weights (Based on Net Assets)
As of 12/31/2022	% of Long Weight	% of Short Weight
Communication Services	4.17%	-4.24%
Consumer Discretionary	9.99%	-10.16%
Consumer Staples	4.30%	-4.39%
Energy	2.79%	-2.71%
Financials	11.93%	-12.31%
Health Care	10.35%	-11.01%
Industrials	12.56%	-13.12%
Information Technology	11.71%	-12.53%
Materials	4.68%	-4.58%
Real Estate	5.82%	-5.82%
Utilities	3.87%	-3.92%

ii

AGF Investments Trust

Allocation of Portfolio Holdings and Sector Weightings

December 31, 2022 (Unaudited)

AGFiQ Global Infrastructure ETF (GLIF)

The Fund seeks to provide long-term capital appreciation, by investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of infrastructure-related companies located throughout the world, including the United States, and infrastructure-related investments. The Fund is an actively managed ETF that seeks to achieve its investment objective by using a quantitative, multi-factor model to evaluate securities of issuers in the infrastructure group of industries by evaluating and ranking equity securities based on factors that include but are not limited to growth, value, quality and risk.

Market Exposure
Investment Type	% of Net Assets
Equity Securities	95%
Exchange Traded Funds	0	%(a)
Master Limited Partnerships	1%

(a) Represents less than 0.5% of net assets.

‘‘Market Exposure’’ includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents.

Largest Equity Holdings
Company	% of Net Assets	Fund Sector Weights (Based on Net Assets)
		As of 12/31/2022	% Weight
Enbridge, Inc.	6.8%	Communication Services	3.1%
American Tower Corp.	6.3%	Consumer Discretionary	0.3%
Kinder Morgan, Inc.	4.8%	Energy	22.1%
ONEOK, Inc.	4.6%	Industrials	19.4%
National Grid plc	3.0%	Information Technology	1.3%
Vinci SA	2.9%	Exchange Traded Funds	0.2%
Sempra Energy	2.8%	Materials	1.6%
American Water Works Co., Inc.	2.6%	Real Estate	10.5%
Crown Castle, Inc.	2.5%	Utilities	37.0%
TC Energy Corp.	2.1%

Top 10 Country Allocation
Country	% of Net Assets
United States	47.3%
Canada	14.6%
China	5.2%
France	4.7%
Spain	4.6%
United Kingdom	4.0%
Australia	2.7%
Italy	2.3%
Mexico	1.9%
Germany	1.8%

See accompanying notes to the financial statements.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Long Positions – 82.2%

Common Stocks – 82.2%

Aerospace & Defense – 1.6%
BWX Technologies, Inc.	27,676	$1,607,422
Huntington Ingalls Industries, Inc.	7,480	1,725,487
Mercury Systems, Inc.*	34,408	1,539,414
Northrop Grumman Corp.	2,992	1,632,465
		6,504,788
Air Freight & Logistics – 0.8%
CH Robinson Worldwide, Inc.	17,204	1,575,198
FedEx Corp.	9,350	1,619,420
		3,194,618
Airlines – 0.4%
Southwest Airlines Co.*	43,010	1,448,147

Auto Components – 0.4%
Gentex Corp.	59,092	1,611,439

Automobiles – 0.3%
Lucid Group, Inc.*	167,924	1,146,921

Banks – 4.0%
Commerce Bancshares, Inc.	24,398	1,660,772
First Financial Bankshares, Inc.	47,124	1,621,066
First Horizon Corp.	67,700	1,658,650
Glacier Bancorp, Inc.	29,920	1,478,646
Home BancShares, Inc.	68,074	1,551,406
Pinnacle Financial Partners, Inc.	20,944	1,537,290
Prosperity Bancshares, Inc.	22,814	1,658,122
UMB Financial Corp.	20,196	1,686,770
Umpqua Holdings Corp.	85,270	1,522,069
United Bankshares, Inc.	40,392	1,635,472
		16,010,263
Biotechnology – 3.5%
Alkermes plc*(a)	69,551	1,817,368
CRISPR Therapeutics AG*	31,790	1,292,264
Exelixis, Inc.*	100,604	1,613,688
Gilead Sciences, Inc.	19,448	1,669,611
Incyte Corp.*	21,692	1,742,301
Mirati Therapeutics, Inc.*	18,700	847,297
Neurocrine Biosciences, Inc.*	13,464	1,608,140
Seagen, Inc.*	13,838	1,778,321
Vir Biotechnology, Inc.*	60,962	1,542,948
		13,911,938
Building Products – 0.8%
Armstrong World Industries, Inc.(a)	22,440	1,539,159
Zurn Elkay Water Solutions Corp.	71,052	1,502,750
		3,041,909
Capital Markets – 1.3%
Cboe Global Markets, Inc.	13,464	1,689,328
CME Group, Inc.	9,724	1,635,188
Tradeweb Markets, Inc., Class A	28,424	1,845,570
		5,170,086
Chemicals – 2.1%
Air Products and Chemicals, Inc.(a)	5,610	1,729,339
Dow, Inc.	33,660	1,696,127
Huntsman Corp.	62,084	1,706,068

Investments	Shares	Value ($)
LyondellBasell Industries NV, Class A	19,822	$1,645,821
NewMarket Corp.	5,610	1,745,327
		8,522,682
Commercial Services & Supplies – 1.7%
IAA, Inc.*	46,002	1,840,080
Rentokil Initial plc, ADR	4,038	124,417
Republic Services, Inc.	12,342	1,591,995
Stericycle, Inc.*	32,912	1,641,980
Waste Management, Inc.	10,098	1,584,174
		6,782,646
Communications Equipment – 0.4%
Cisco Systems, Inc.	34,782	1,657,015

Construction & Engineering – 0.4%
MDU Resources Group, Inc.	54,230	1,645,338

Containers & Packaging – 1.7%
Amcor plc(a)	139,500	1,661,445
Crown Holdings, Inc.	20,944	1,721,806
International Paper Co.	46,750	1,618,952
Packaging Corp. of America	12,716	1,626,504
		6,628,707
Diversified Consumer Services – 1.6%
Bright Horizons Family Solutions, Inc.*(a)	23,562	1,486,762
Chegg, Inc.*	59,092	1,493,255
Grand Canyon Education, Inc.*	15,334	1,620,191
Service Corp. International	23,936	1,654,935
		6,255,143
Diversified Telecommunication Services – 0.8%
AT&T, Inc.	89,010	1,638,674
Verizon Communications, Inc.	43,758	1,724,065
		3,362,739
Electric Utilities – 1.7%
Duke Energy Corp.	17,204	1,771,840
Eversource Energy	20,570	1,724,589
PNM Resources, Inc.	34,408	1,678,766
Portland General Electric Co.	35,156	1,722,644
		6,897,839
Electronic Equipment, Instruments & Components – 1.7%
Arrow Electronics, Inc.*(a)	16,082	1,681,695
Avnet, Inc.(a)	38,522	1,601,745
Cognex Corp.	35,156	1,656,199
Vontier Corp.	89,010	1,720,563
		6,660,202
Energy Equipment & Services – 0.4%
Baker Hughes Co.(a)	57,970	1,711,854

Entertainment – 1.3%
Activision Blizzard, Inc.(a)	22,814	1,746,412
Electronic Arts, Inc.	13,090	1,599,336
Take-Two Interactive Software, Inc.*	16,456	1,713,563
		5,059,311
Equity Real Estate Investment Trusts (REITs) – 5.8%
Agree Realty Corp.(a)	24,310	1,724,308
Corporate Office Properties Trust	61,710	1,600,757
Cousins Properties, Inc.	65,076	1,645,772

See accompanying notes to the financial statements.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Equity Commonwealth	63,206	$1,578,254
Equity LifeStyle Properties, Inc.	25,806	1,667,068
Essex Property Trust, Inc.	7,854	1,664,420
Healthcare Realty Trust, Inc.	83,774	1,614,325
Healthpeak Properties, Inc.	65,450	1,640,831
Omega Healthcare Investors, Inc.	56,474	1,578,448
Physicians Realty Trust	115,938	1,677,623
Realty Income Corp.	27,302	1,731,766
Sabra Health Care REIT, Inc.	131,646	1,636,360
STORE Capital Corp.	52,734	1,690,652
WP Carey, Inc.	21,692	1,695,230
		23,145,814
Food Products – 3.9%
Campbell Soup Co.	31,790	1,804,083
Conagra Brands, Inc.	45,254	1,751,330
General Mills, Inc.	20,196	1,693,435
Hormel Foods Corp.	36,278	1,652,463
J M Smucker Co. (The)	11,220	1,777,921
Kellogg Co.	23,562	1,678,557
Kraft Heinz Co. (The)	43,758	1,781,388
Lancaster Colony Corp.	8,228	1,623,384
Tyson Foods, Inc., Class A	25,432	1,583,142
		15,345,703
Gas Utilities – 0.4%
Southwest Gas Holdings, Inc.	24,684	1,527,446

Health Care Equipment & Supplies – 1.3%
Baxter International, Inc.(a)	30,294	1,544,085
Becton Dickinson and Co.(a)	7,106	1,807,056
QuidelOrtho Corp.*	19,822	1,698,151
		5,049,292
Health Care Providers & Services – 1.7%
DaVita, Inc.*	23,936	1,787,301
HealthEquity, Inc.*	25,806	1,590,682
Premier, Inc., Class A	50,864	1,779,223
Quest Diagnostics, Inc.	11,220	1,755,257
		6,912,463
Hotels, Restaurants & Leisure – 2.5%
Choice Hotels International, Inc.	13,838	1,558,713
Domino’s Pizza, Inc.	4,488	1,554,643
McDonald’s Corp.	6,358	1,675,524
Starbucks Corp.	16,830	1,669,536
Vail Resorts, Inc.	6,732	1,604,572
Yum! Brands, Inc.	13,090	1,676,567
		9,739,555
Household Durables – 1.8%
Garmin Ltd.	18,700	1,725,823
Helen of Troy Ltd.*	17,578	1,949,576
Leggett & Platt, Inc.	48,246	1,554,968
Mohawk Industries, Inc.*	17,204	1,758,593
		6,988,960
Household Products – 0.4%
Kimberly-Clark Corp.	12,716	1,726,197

Industrial Conglomerates – 0.4%
3M Co.	13,464	1,614,603

Investments	Shares	Value ($)
Insurance – 5.8%
Arch Capital Group Ltd.*(a)	28,424	$1,784,459
Assurant, Inc.(a)	13,464	1,683,808
Axis Capital Holdings Ltd.(a)	29,920	1,620,766
Cincinnati Financial Corp.	15,708	1,608,342
Everest Re Group Ltd.	5,236	1,734,530
Globe Life, Inc.	14,212	1,713,257
Hanover Insurance Group, Inc. (The)	11,594	1,566,697
Kemper Corp.	30,294	1,490,465
RenaissanceRe Holdings Ltd.	8,976	1,653,648
Ryan Specialty Holdings, Inc., Class A*	43,010	1,785,345
Selective Insurance Group, Inc.	17,952	1,590,727
Travelers Cos., Inc. (The)	8,976	1,682,910
W R Berkley Corp.	22,440	1,628,471
White Mountains Insurance Group Ltd.	1,122	1,586,878
		23,130,303
IT Services – 5.5%
Akamai Technologies, Inc.*(a)	18,326	1,544,882
Amdocs Ltd.	19,448	1,767,823
Broadridge Financial Solutions, Inc.	11,594	1,555,103
Cognizant Technology Solutions Corp., Class A	28,050	1,604,179
Concentrix Corp.	14,586	1,942,272
Fidelity National Information Services, Inc.	24,310	1,649,433
FleetCor Technologies, Inc.*	8,976	1,648,712
Genpact Ltd.	37,400	1,732,368
International Business Machines Corp.	11,594	1,633,479
Jack Henry & Associates, Inc.	8,976	1,575,827
Maximus, Inc.	24,684	1,810,078
SS&C Technologies Holdings, Inc.	32,538	1,693,928
Western Union Co. (The)	116,312	1,601,616
		21,759,700
Leisure Products – 0.4%
Hasbro, Inc.	27,302	1,665,695

Machinery – 1.6%
Allison Transmission Holdings, Inc.(a)	37,774	1,571,398
Chart Industries, Inc.*	11,968	1,379,073
Dover Corp.	11,968	1,620,587
Stanley Black & Decker, Inc.	21,318	1,601,408
		6,172,466
Media – 2.1%
Charter Communications, Inc., Class A*	4,488	1,521,881
Comcast Corp., Class A	47,498	1,661,005
Fox Corp., Class A	53,108	1,612,890
New York Times Co. (The), Class A	47,498	1,541,785
TEGNA, Inc.	85,644	1,814,796
		8,152,357
Metals & Mining – 0.9%
Newmont Corp.	36,278	1,712,322
Royal Gold, Inc.	15,334	1,728,448
		3,440,770

See accompanying notes to the financial statements.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITs) – 0.4%
Blackstone Mortgage Trust, Inc., Class A	67,700	$1,433,209

Multiline Retail – 0.3%
Ollie’s Bargain Outlet Holdings, Inc.*	28,050	1,313,862

Multi–Utilities – 1.7%
Avista Corp.(a)	41,888	1,857,314
Dominion Energy, Inc.	28,050	1,720,026
NorthWestern Corp.	29,546	1,753,260
WEC Energy Group, Inc.	17,204	1,613,047
		6,943,647
Oil, Gas & Consumable Fuels – 2.4%
DT Midstream, Inc.	28,050	1,550,043
Exxon Mobil Corp.	14,960	1,650,088
HF Sinclair Corp.	27,302	1,416,701
Kinder Morgan, Inc.	88,636	1,602,539
Valero Energy Corp.	12,342	1,565,706
Williams Cos., Inc. (The)	48,620	1,599,598
		9,384,675
Pharmaceuticals – 3.8%
Bristol-Myers Squibb Co.(a)	21,318	1,533,830
Elanco Animal Health, Inc.*	136,134	1,663,557
Jazz Pharmaceuticals plc*	10,846	1,727,876
Johnson & Johnson	9,350	1,651,678
Merck & Co., Inc.	15,334	1,701,307
Organon & Co.	67,301	1,879,717
Perrigo Co. plc	53,108	1,810,452
Pfizer, Inc.	34,034	1,743,902
Royalty Pharma plc, Class A	38,896	1,537,170
		15,249,489
Professional Services – 3.2%
CACI International, Inc., Class A*	5,610	1,686,310
Clarivate plc*	179,518	1,497,180
Dun & Bradstreet Holdings, Inc.	128,280	1,572,713
FTI Consulting, Inc.*	9,724	1,544,171
Leidos Holdings, Inc.	15,334	1,612,983
ManpowerGroup, Inc.	19,822	1,649,389
Robert Half International, Inc.	22,066	1,629,133
Science Applications International Corp.	15,334	1,701,001
		12,892,880
Road & Rail – 1.7%
Landstar System, Inc.	9,724	1,584,040
Lyft, Inc., Class A*	159,322	1,755,728
Norfolk Southern Corp.	6,732	1,658,899
Union Pacific Corp.	7,854	1,626,328
		6,624,995
Semiconductors & Semiconductor Equipment – 1.2%
Intel Corp.	59,092	1,561,802
Power Integrations, Inc.	21,692	1,555,750
Qorvo, Inc.*	17,952	1,627,169
		4,744,721
Software – 3.0%
Black Knight, Inc.*(a)	27,302	1,685,898
Blackline, Inc.*(a)	25,806	1,735,970

Investments	Shares	Value ($)
Dolby Laboratories, Inc., Class A	23,188	$1,635,682
Gen Digital, Inc.	76,668	1,642,995
Nutanix, Inc., Class A*	61,710	1,607,545
UiPath, Inc., Class A*	143,614	1,825,334
Verint Systems, Inc.*	44,132	1,601,109
		11,734,533
Specialty Retail – 1.5%
AutoNation, Inc.*(a)	13,838	1,484,817
Foot Locker, Inc.	42,636	1,611,215
Lithia Motors, Inc., Class A	7,106	1,454,882
Penske Automotive Group, Inc.	13,464	1,547,418
		6,098,332
Textiles, Apparel & Luxury Goods – 1.2%
Carter’s, Inc.	23,188	1,730,056
Skechers USA, Inc., Class A*	40,766	1,710,134
VF Corp.	52,734	1,455,986
		4,896,176
Thrifts & Mortgage Finance – 0.4%
Radian Group, Inc.	88,262	1,683,156

Total Common Stocks (Cost $337,082,314)		326,594,584

Total Long Positions (Cost $337,082,314)		326,594,584

See accompanying notes to the financial statements.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Short Positions – (84.8)%

Common Stocks – (84.8)%

Aerospace & Defense – (1.4)%
Axon Enterprise, Inc.	(9,724)	$(1,613,503)
Howmet Aerospace, Inc.	(47,498)	(1,871,896)
TransDigm Group, Inc.	(2,992)	(1,883,913)
		(5,369,312)
Air Freight & Logistics – (0.4)%
GXO Logistics, Inc.	(40,018)	(1,708,368)

Airlines – (1.2)%
American Airlines Group, Inc.	(126,036)	(1,603,178)
Delta Air Lines, Inc.	(51,612)	(1,695,970)
United Airlines Holdings, Inc.	(40,766)	(1,536,878)
		(4,836,026)
Automobiles – (1.1)%
Ford Motor Co.	(129,776)	(1,509,295)
Harley-Davidson, Inc.	(38,522)	(1,602,515)
Tesla, Inc.	(9,724)	(1,197,802)
		(4,309,612)
Banks – (0.4)%
Signature Bank	(13,090)	(1,508,230)

Beverages – (0.8)%
Boston Beer Co., Inc. (The), Class A	(4,862)	(1,602,126)
Celsius Holdings, Inc.	(16,456)	(1,712,082)
		(3,314,208)
Biotechnology – (1.7)%
Apellis Pharmaceuticals, Inc.	(34,782)	(1,798,577)
Halozyme Therapeutics, Inc.	(31,042)	(1,766,290)
Intellia Therapeutics, Inc.	(36,652)	(1,278,788)
Sarepta Therapeutics, Inc.	(14,960)	(1,938,517)
		(6,782,172)
Building Products – (1.3)%
Advanced Drainage Systems, Inc.	(19,074)	(1,563,496)
Builders FirstSource, Inc.	(28,424)	(1,844,149)
Trex Co., Inc.	(39,644)	(1,678,130)
		(5,085,775)
Capital Markets – (7.7)%
Affiliated Managers Group, Inc.	(11,220)	(1,777,585)
Ameriprise Financial, Inc.	(5,610)	(1,746,786)
Ares Management Corp.	(22,814)	(1,561,390)
BlackRock, Inc.	(2,618)	(1,855,193)
Blackstone, Inc., Class A	(20,196)	(1,498,341)
Blue Owl Capital, Inc.	(158,200)	(1,676,920)
Carlyle Group, Inc. (The)	(58,718)	(1,752,145)
Charles Schwab Corp. (The)	(22,066)	(1,837,215)
Franklin Resources, Inc.	(68,448)	(1,805,658)
Invesco Ltd.	(95,368)	(1,715,670)
Janus Henderson Group plc	(72,199)	(1,698,120)
Jefferies Financial Group, Inc.	(47,872)	(1,641,052)
KKR & Co., Inc.	(35,530)	(1,649,303)
LPL Financial Holdings, Inc.	(7,480)	(1,616,952)
MSCI, Inc.	(3,740)	(1,739,736)
Raymond James Financial, Inc.	(15,334)	(1,638,438)

Investments	Shares	Value ($)
State Street Corp.	(22,814)	$(1,769,682)
T. Rowe Price Group, Inc.	(14,960)	(1,631,538)
		(30,611,724)
Chemicals – (1.2)%
Albemarle Corp.	(6,358)	(1,378,796)
Chemours Co. (The)	(58,344)	(1,786,493)
Olin Corp.	(31,790)	(1,682,963)
		(4,848,252)
Commercial Services & Supplies – (0.9)%
Cintas Corp.	(3,740)	(1,689,059)
Tetra Tech, Inc.	(11,968)	(1,737,634)
		(3,426,693)
Communications Equipment – (0.4)%
Arista Networks, Inc.	(13,090)	(1,588,472)

Construction & Engineering – (1.3)%
Quanta Services, Inc.	(11,968)	(1,705,440)
Valmont Industries, Inc.	(5,236)	(1,731,388)
WillScot Mobile Mini Holdings Corp.	(37,400)	(1,689,358)
		(5,126,186)
Consumer Finance – (1.7)%
Ally Financial, Inc.	(69,177)	(1,691,378)
American Express Co.	(11,594)	(1,713,013)
Credit Acceptance Corp.	(3,740)	(1,774,256)
SLM Corp.	(103,596)	(1,719,694)
		(6,898,341)
Diversified Financial Services – (0.4)%
Equitable Holdings, Inc.	(57,596)	(1,653,005)

Electric Utilities – (1.7)%
Edison International	(27,676)	(1,760,747)
NextEra Energy, Inc.	(21,318)	(1,782,185)
NRG Energy, Inc.	(42,636)	(1,356,678)
PG&E Corp.	(116,312)	(1,891,233)
		(6,790,843)
Electrical Equipment – (2.0)%
EnerSys	(23,936)	(1,767,434)
Plug Power, Inc.	(115,938)	(1,434,153)
Shoals Technologies Group, Inc., Class A	(62,084)	(1,531,612)
Sunrun, Inc.	(55,726)	(1,338,539)
Vertiv Holdings Co.	(133,890)	(1,828,937)
		(7,900,675)
Entertainment – (2.1)%
Endeavor Group Holdings, Inc., Class A	(81,904)	(1,846,116)
Live Nation Entertainment, Inc.	(25,058)	(1,747,545)
Netflix, Inc.	(6,358)	(1,874,847)
ROBLOX Corp., Class A	(58,718)	(1,671,114)
Roku, Inc.	(32,164)	(1,309,075)
		(8,448,697)
Equity Real Estate Investment Trusts (REITs) – (4.7)%
Alexandria Real Estate Equities, Inc.	(11,594)	(1,688,898)
Brixmor Property Group, Inc.	(77,416)	(1,755,021)
EastGroup Properties, Inc.	(11,594)	(1,716,608)
Extra Space Storage, Inc.	(11,594)	(1,706,405)
Host Hotels & Resorts, Inc.	(95,368)	(1,530,656)

See accompanying notes to the financial statements.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Iron Mountain, Inc.	(32,538)	$(1,622,019)
Lamar Advertising Co., Class A	(17,952)	(1,694,669)
National Storage Affiliates Trust	(46,376)	(1,675,101)
Prologis, Inc.	(15,708)	(1,770,763)
Regency Centers Corp.	(26,928)	(1,683,000)
Simon Property Group, Inc.	(14,960)	(1,757,501)
		(18,600,641)
Food & Staples Retailing – (2.1)%
BJ’s Wholesale Club Holdings, Inc.	(23,562)	(1,558,862)
Costco Wholesale Corp.	(3,366)	(1,536,579)
Performance Food Group Co.	(29,920)	(1,747,029)
Sprouts Farmers Market, Inc.	(52,360)	(1,694,893)
US Foods Holding Corp.	(48,994)	(1,666,776)
		(8,204,139)
Food Products – (0.5)%
Lamb Weston Holdings, Inc.	(20,944)	(1,871,556)

Gas Utilities – (0.4)%
UGI Corp.	(46,750)	(1,733,023)

Health Care Equipment & Supplies – (4.0)%
Align Technology, Inc.	(9,350)	(1,971,915)
Dexcom, Inc.	(16,082)	(1,821,126)
Insulet Corp.	(5,984)	(1,761,630)
Intuitive Surgical, Inc.	(6,732)	(1,786,336)
Novocure Ltd.	(23,188)	(1,700,840)
Penumbra, Inc.	(8,602)	(1,913,601)
Shockwave Medical, Inc.	(7,106)	(1,461,065)
STAAR Surgical Co.	(31,416)	(1,524,932)
Stryker Corp.	(7,854)	(1,920,224)
		(15,861,669)
Health Care Providers & Services – (1.4)%
1Life Healthcare, Inc.	(104,344)	(1,743,588)
HCA Healthcare, Inc.	(7,480)	(1,794,901)
Oak Street Health, Inc.	(89,384)	(1,922,650)
		(5,461,139)
Health Care Technology – (0.8)%
Doximity, Inc., Class A	(53,856)	(1,807,407)
Teladoc Health, Inc.	(65,450)	(1,547,893)
		(3,355,300)
Hotels, Restaurants & Leisure – (2.7)%
Airbnb, Inc., Class A	(18,326)	(1,566,873)
Aramark	(43,384)	(1,793,495)
Caesars Entertainment, Inc.	(36,278)	(1,509,165)
Carnival Corp.	(184,754)	(1,489,117)
DraftKings, Inc., Class A	(119,678)	(1,363,132)
Norwegian Cruise Line Holdings Ltd.	(109,206)	(1,336,681)
Royal Caribbean Cruises Ltd.	(29,920)	(1,478,946)
		(10,537,409)
Household Durables – (0.5)%
DR Horton, Inc.	(21,318)	(1,900,287)

Independent Power and Renewable Electricity Producers – (0.9)%
AES Corp. (The)	(62,458)	(1,796,292)
Vistra Corp.	(73,302)	(1,700,606)
		(3,496,898)

Investments	Shares	Value ($)
Insurance – (2.1)%
Brighthouse Financial, Inc.	(32,912)	$(1,687,398)
Lincoln National Corp.	(47,498)	(1,459,139)
Principal Financial Group, Inc.	(20,196)	(1,694,848)
Prudential Financial, Inc.	(16,830)	(1,673,912)
Unum Group	(42,636)	(1,749,355)
		(8,264,652)
Interactive Media & Services – (0.9)%
Match Group, Inc.	(37,026)	(1,536,209)
ZoomInfo Technologies, Inc., Class A	(66,572)	(2,004,483)
		(3,540,692)
Internet & Direct Marketing Retail – (1.7)%
Chewy, Inc., Class A	(43,384)	(1,608,679)
DoorDash, Inc., Class A	(31,790)	(1,551,988)
Etsy, Inc.	(14,212)	(1,702,313)
Wayfair, Inc., Class A	(52,360)	(1,722,120)
		(6,585,100)
IT Services – (2.7)%
Affirm Holdings, Inc.	(138,752)	(1,341,732)
Block, Inc., Class A	(28,050)	(1,762,662)
Cloudflare, Inc., Class A	(38,148)	(1,724,671)
EPAM Systems, Inc.	(4,862)	(1,593,472)
MongoDB, Inc.	(12,716)	(2,503,017)
Twilio, Inc., Class A	(38,896)	(1,904,348)
		(10,829,902)
Leisure Products – (0.4)%
YETI Holdings, Inc.	(41,888)	(1,730,393)

Life Sciences Tools & Services – (3.1)%
10X Genomics, Inc., Class A	(49,368)	(1,798,970)
Illumina, Inc.	(8,602)	(1,739,324)
IQVIA Holdings, Inc.	(8,228)	(1,685,835)
Medpace Holdings, Inc.	(8,602)	(1,827,151)
Mettler-Toledo International, Inc.	(1,122)	(1,621,795)
Repligen Corp.	(10,098)	(1,709,692)
Syneos Health, Inc.	(51,986)	(1,906,847)
		(12,289,614)
Machinery – (1.3)%
ITT, Inc.	(21,692)	(1,759,221)
RBC Bearings, Inc.	(7,854)	(1,644,235)
Toro Co. (The)	(16,082)	(1,820,483)
		(5,223,939)
Media – (1.2)%
DISH Network Corp., Class A	(114,068)	(1,601,515)
Nexstar Media Group, Inc., Class A	(9,350)	(1,636,531)
Trade Desk, Inc. (The), Class A	(35,904)	(1,609,576)
		(4,847,622)
Metals & Mining – (2.9)%
Alcoa Corp.	(36,652)	(1,666,566)
Cleveland-Cliffs, Inc.	(117,060)	(1,885,837)
Freeport-McMoRan, Inc.	(46,002)	(1,748,076)
MP Materials Corp.	(55,726)	(1,353,027)
Nucor Corp.	(11,968)	(1,577,502)
Steel Dynamics, Inc.	(17,204)	(1,680,831)
United States Steel Corp.	(68,822)	(1,723,991)
		(11,635,830)

See accompanying notes to the financial statements.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Multiline Retail – (0.8)%
Dollar Tree, Inc.	(11,968)	$(1,692,754)
Kohl’s Corp.	(55,352)	(1,397,638)
		(3,090,392)
Multi–Utilities – (0.4)%
CenterPoint Energy, Inc.	(57,970)	(1,738,520)

Oil, Gas & Consumable Fuels – (2.7)%
Antero Resources Corp.	(47,872)	(1,483,553)
Devon Energy Corp.	(26,180)	(1,610,332)
Diamondback Energy, Inc.	(11,968)	(1,636,983)
EQT Corp.	(41,514)	(1,404,419)
Matador Resources Co.	(26,554)	(1,519,951)
Ovintiv, Inc.	(32,164)	(1,631,036)
Southwestern Energy Co.	(254,690)	(1,489,937)
		(10,776,211)
Paper & Forest Products – (0.4)%
Louisiana-Pacific Corp.	(28,798)	(1,704,842)

Personal Products – (1.0)%
Coty, Inc., Class A	(235,616)	(2,016,873)
Estee Lauder Cos., Inc. (The), Class A	(8,228)	(2,041,449)
		(4,058,322)
Professional Services – (0.4)%
CoStar Group, Inc.	(22,440)	(1,734,163)

Real Estate Management & Development – (1.1)%
Jones Lang LaSalle, Inc.	(10,846)	(1,728,527)
Opendoor Technologies, Inc.	(1,041,202)	(1,207,795)
Zillow Group, Inc., Class C	(49,368)	(1,590,143)
		(4,526,465)
Road & Rail – (1.1)%
Avis Budget Group, Inc.	(7,854)	(1,287,506)
Old Dominion Freight Line, Inc.	(5,984)	(1,698,140)
Saia, Inc.	(7,480)	(1,568,406)
		(4,554,052)
Semiconductors & Semiconductor Equipment – (4.2)%
Applied Materials, Inc.	(17,204)	(1,675,325)
Enphase Energy, Inc.	(5,610)	(1,486,426)
KLA Corp.	(4,862)	(1,833,120)
Lam Research Corp.	(4,114)	(1,729,114)
Lattice Semiconductor Corp.	(26,180)	(1,698,558)
NVIDIA Corp.	(11,220)	(1,639,691)
ON Semiconductor Corp.	(25,058)	(1,562,867)
SolarEdge Technologies, Inc.	(5,984)	(1,695,088)
Teradyne, Inc.	(19,822)	(1,731,452)
Wolfspeed, Inc.	(20,944)	(1,445,974)
		(16,497,615)
Software – (5.3)%
Asana, Inc., Class A	(102,100)	(1,405,917)
Autodesk, Inc.	(8,976)	(1,677,345)
Bill.com Holdings, Inc.	(15,334)	(1,670,793)
Confluent, Inc., Class A	(82,278)	(1,829,863)
Datadog, Inc., Class A	(24,684)	(1,814,274)
DocuSign, Inc.	(39,644)	(2,197,070)
Elastic NV	(29,920)	(1,540,880)
Fair Isaac Corp.	(2,992)	(1,790,951)
Fortinet, Inc.	(34,408)	(1,682,207)

Investments	Shares	Value ($)
Smartsheet, Inc., Class A	(61,336)	$(2,414,185)
Unity Software, Inc.	(46,376)	(1,325,890)
Zscaler, Inc.	(13,838)	(1,548,472)
		(20,897,847)
Specialty Retail – (2.6)%
Dick’s Sporting Goods, Inc.	(14,960)	(1,799,539)
Five Below, Inc.	(11,220)	(1,984,481)
Floor & Decor Holdings, Inc., Class A	(24,684)	(1,718,747)
RH	(6,358)	(1,698,794)
Victoria’s Secret & Co.	(40,018)	(1,431,844)
Williams-Sonoma, Inc.	(15,708)	(1,805,163)
		(10,438,568)
Textiles, Apparel & Luxury Goods – (0.5)%
Capri Holdings Ltd.	(31,416)	(1,800,765)

Trading Companies & Distributors – (1.8)%
Air Lease Corp.	(47,124)	(1,810,504)
SiteOne Landscape Supply, Inc.	(14,586)	(1,711,230)
United Rentals, Inc.	(5,236)	(1,860,979)
WESCO International, Inc.	(14,212)	(1,779,342)
		(7,162,055)
Water Utilities – (0.5)%
American Water Works Co., Inc.	(11,968)	(1,824,163)

Total Common Stocks (Proceeds $(374,893,030))		(336,980,376)

Total Short Positions (Proceeds $(374,893,030))		(336,980,376)

Total Investments – (2.6)% (Cost $(37,810,716))		(10,385,792)
Other assets less liabilities – 102.6%		407,825,667
Net Assets – 100.0%		397,439,875

*Non-income producing security.

(a)All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $34,698,034.

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,419,673
Aggregate gross unrealized depreciation	(32,558,902)
Net unrealized appreciation	$10,860,771
Federal income tax cost of investments (including derivative contracts, if any)	$(14,781,664)

See accompanying notes to the financial statements.

AGF Investments Trust

AGFiQ U.S. Market Neutral Anti-Beta Fund

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

OTC Total return swap contracts outstanding as of December 31, 2022

Notional Amount	Termination Date(1)	Counterparty	Rate Paid (Received)(2)	Payment Frequency	Underlying Instrument(3)	Value and Unrealized Appreciation/ (Depreciation)(4) ($)	Cash Collateral (Received) Pledged ($)	Net Amount(5) ($)
USD 46,881,013	10/2/2023	Morgan Stanley	4.68%	Monthly	Dow Jones U.S. Low Beta Total Return Index(6)	1,655,413	—	1,655,413
USD (30,743,886)	10/2/2023	Morgan Stanley	3.93%	Monthly	Dow Jones U.S. High Beta Total Return Index(7)	4,809,486	—	4,809,486
						6,464,899		6,464,899

(1)Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

(2)Reflects the floating financing rate, as of December 31, 2022, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. Payments may be made at the conclusion of the agreement or periodically during its term.

(3)The 50 largest components of the referenced underlying Swap Index can be found at https://www.agf.com/us/resources

(4)The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at year end as an asset on its Statement of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or ‘‘net’’ these amounts on its Statement of Assets and Liabilities.

(5)Represents the ‘‘uncollateralized’’ amount due from or (to) the counterparty at year end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum ‘‘thresholds’’ that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from the counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

(6)The Dow Jones U.S. Low Beta Total Return Index (DJTLABT) is designed to measure the performance of 200 companies ranked as having the lowest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

(7)The Dow Jones U.S. High Beta Total Return Index (DJTSABT) is designed to measure the performance of 200 companies ranked as having the highest beta. Beta is calculated using weekly returns for the previous 52 weeks. Dividends are reinvested.

Abbreviations

USD US Dollar

See accompanying notes to the financial statements.

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments

December 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Common Stocks – 94.7%

Chemicals – 1.1%
Air Products and Chemicals, Inc.	74	$22,811
Umicore SA	513	18,847
		41,658
Commercial Services & Supplies – 1.0%
Befesa SA	432	20,837
Republic Services, Inc.	130	16,769
		37,606
Construction & Engineering – 3.9%
ACS Actividades de Construccion y Servicios SA	300	8,597
Quanta Services, Inc.	210	29,925
Vinci SA	1,104	110,248
		148,770
Diversified Telecommunication Services – 1.8%
Cellnex Telecom SA	234	7,745
China Tower Corp. Ltd., Class H	228,876	24,631
Deutsche Telekom AG (Registered)	1,795	35,812
		68,188
Electric Utilities – 12.6%
American Electric Power Co., Inc.	363	34,467
Contact Energy Ltd.	2,886	14,127
Duke Energy Corp.	342	35,223
Edison International	723	45,997
Endesa SA	1,033	19,500
Enel SpA	4,230	22,776
Evergy, Inc.	522	32,849
Eversource Energy	477	39,992
Fortis, Inc.	774	30,971
NextEra Energy, Inc.	553	46,231
OGE Energy Corp.	438	17,323
Orsted A/S	177	16,085
PG&E Corp.*	1,101	17,902
Red Electrica Corp. SA	1,080	18,798
SSE plc	1,956	40,484
Terna - Rete Elettrica Nazionale	3,506	25,896
Verbund AG	207	17,428
		476,049
Electrical Equipment – 1.2%
Emerson Electric Co.	237	22,766
EnerSys	321	23,703
		46,469
Electronic Equipment, Instruments & Components – 0.5%
Landis+Gyr Group AG*	279	19,688

Equity Real Estate Investment Trusts (REITs) – 10.5%
American Tower Corp.	1,112	235,588
Crown Castle, Inc.	682	92,507
SBA Communications Corp.	168	47,092
STAG Industrial, Inc.	606	19,580
		394,767
Gas Utilities – 7.3%
Atmos Energy Corp.	147	16,475
Beijing Enterprises Holdings Ltd.	8,400	26,904
China Resources Gas Group Ltd.	7,300	27,403
Enagas SA	2,832	47,064
ENN Energy Holdings Ltd.	2,076	29,150

Investments	Shares	Value ($)
National Fuel Gas Co.	330	$20,889
ONE Gas, Inc.	342	25,896
Snam SpA	5,532	26,808
Spire, Inc.	534	36,771
UGI Corp.	486	18,016
		275,376
Independent Power and Renewable Electricity Producers – 3.0%
AES Corp. (The)	636	18,291
Atlantica Sustainable Infrastructure plc	185	4,792
Capital Power Corp.	567	19,401
China Longyuan Power Group Corp. Ltd., Class H	6,000	7,333
Clearway Energy, Inc.	876	27,918
Innergex Renewable Energy, Inc.	1,401	16,762
Vistra Corp.	777	18,027
		112,524
Interactive Media & Services – 0.8%
Alphabet, Inc., Class C*	328	29,103

Internet & Direct Marketing Retail – 0.3%
Amazon.com, Inc.*	118	9,912

IT Services – 0.2%
GDS Holdings Ltd., Class A*	3,675	9,652

Machinery – 0.5%
Alfa Laval AB	701	20,228

Media – 0.6%
SES SA, FDR	3,297	21,493

Metals & Mining – 0.5%
Schnitzer Steel Industries, Inc., Class A	575	17,624

Multi–Utilities – 11.6%
A2A SpA	8,481	11,303
Algonquin Power & Utilities Corp.	3,021	19,679
Atco Ltd., Class I	714	22,348
Canadian Utilities Ltd., Class A	1,290	34,918
CenterPoint Energy, Inc.	264	7,917
Consolidated Edison, Inc.	591	56,328
E.ON SE	3,081	30,784
Engie SA	2,055	29,450
National Grid plc	9,224	111,224
REN - Redes Energeticas Nacionais SGPS SA	2,436	6,571
Sempra Energy	681	105,242
		435,764
Oil, Gas & Consumable Fuels – 21.5%
Cheniere Energy, Inc.	219	32,841
Enbridge, Inc.	6,563	256,509
Keyera Corp.	1,404	30,683
Kinder Morgan, Inc.	10,095	182,518
ONEOK, Inc.	2,613	171,674
Pembina Pipeline Corp.	426	14,460
TC Energy Corp.	2,019	80,492
Williams Cos., Inc. (The)	1,281	42,145
		811,322

See accompanying notes to the financial statements.

AGF Investments Trust

AGFiQ Global Infrastructure ETF

Schedule of Investments (continued)

December 31, 2022 (Unaudited)

Investments	Shares	Value ($)
Road & Rail – 2.6%
Aurizon Holdings Ltd.	8,455	$21,472
Canadian Pacific Railway Ltd.	345	25,722
Norfolk Southern Corp.	30	7,393
U-Haul Holding Co. (Non-Voting)	297	16,329
U-Haul Holding Co.	33	1,986
Union Pacific Corp.	118	24,434
		97,336
Software – 0.5%
Microsoft Corp.	77	18,466

Transportation Infrastructure – 10.1%
Aena SME SA*	369	46,333
Aeroports de Paris*	282	37,794
China Merchants Port Holdings Co. Ltd.	11,088	16,251
COSCO SHIPPING Ports Ltd.	26,889	21,358
Flughafen Zurich AG (Registered)*	234	36,214
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	348	21,520
Grupo Aeroportuario del Sureste SAB de CV, ADR	216	50,326
Hutchison Port Holdings Trust	89,592	17,381
Kamigumi Co. Ltd.	912	18,672
Qube Holdings Ltd.	4,299	8,225
Shenzhen Expressway Corp. Ltd., Class H	14,000	12,071
Transurban Group	8,259	72,988
Yuexiu Transport Infrastructure Ltd.	38,000	20,691
		379,824
Water Utilities – 2.6%
American Water Works Co., Inc.	633	96,482

Total Common Stocks (Cost $3,608,672)		3,568,301

Master Limited Partnerships – 0.6%

Oil, Gas & Consumable Fuels – 0.6%
Energy Transfer LP (Cost $19,868)	2,014	23,906

Exchange Traded Funds – 0.2%

SPDR S&P Global Infrastructure ETF (Cost $7,423)	155	8,125

Total Investments - 95.5% (Cost $3,635,963)		3,600,332
Other assets less liabilities – 4.5%		168,812
Net Assets – 100.0%		3,769,144

*Non-income producing security.

Abbreviations

ADR American Depositary Receipt

ETF Exchange Traded Fund

FDR Fiduciary Depositary Receipt

SPDR Standard & Poor’s Depositary Receipt

As of December 31, 2022, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments (including derivative contracts, if any) for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$182,378
Aggregate gross unrealized depreciation	(218,971)
Net unrealized depreciation	$(36,593)
Federal income tax cost of investments (including derivative contracts, if any)	$3,636,925

AGFiQ Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of December 31, 2022:

Australia	2.7%
Austria	0.5%
Belgium	0.5%
Canada	14.6%
China	5.2%
Denmark	0.4%
France	4.7%
Germany	1.8%
Hong Kong	0.4%
Italy	2.3%
Japan	0.5%
Luxembourg	0.6%
Mexico	1.9%
New Zealand	0.4%
Portugal	0.2%
Spain	4.6%
Sweden	0.5%
Switzerland	1.5%
United Kingdom	4.0%
United States	48.2%
Other(1)	4.5%
100.0%

(1)Includes cash and net other assets (liabilities).

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Assets and Liabilities

December 31, 2022 (Unaudited)

	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Global Infrastructure ETF
ASSETS:
Investments in securities, at value(1)	$326,594,584	$3,600,332
Cash	393,791,012	217,808
Segregated cash balance with custodian for swap agreements (Note 2)	2,786,167	—
Segregated cash balance with broker for securities sold short (Note 2)	6,138	—
Foreign cash(2)	—	47
Unrealized appreciation on swap agreements	6,464,899	—

Receivables:
Securities sold	6,308,581	—
Dividends and interest	1,570,327	9,445
Receivable for capital shares issued	1,308,246	—
Investment adviser (Note 4)	—	28,248
Foreign tax reclaims	—	1,035
Prepaid expenses	4,322	554
Total Assets	738,834,276	3,857,469

LIABILITIES:
Securities sold short, at value(3)	$336,980,376	$—

Payables:
Income distributions	3,922,126	33,058
Investment management fees	43,038	—
Trustee fees	23,710	443
Dividends on securities sold short	316,806	—
Accrued expenses and other liabilities	108,345	54,824
Total Liabilities	341,394,401	88,325
Net Assets	$397,439,875	$3,769,144

NET ASSETS CONSIST OF:
Paid-in capital	457,510,182	3,973,885
Distributable earnings (loss)	(60,070,307)	(204,741)
Net Assets	$397,439,875	$3,769,144
The Funds have an unlimited number of shares authorized with no par value. Net asset value is calculated by dividing the net assets by the number of outstanding shares.
Shares Outstanding	18,750,000	150,001
Net Asset Value	$21.20	$25.13

(1)Investments in securities, at cost	$337,082,314	$3,635,963

(2)Cost of foreign cash	$—	$48

(3)Securities sold short, proceeds	$374,893,030	$—

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Operations

For the Period Ended December 31, 2022 (Unaudited)

	AGFiQ U.S. Market Neutral Anti-Beta Fund	AGFiQ Global Infrastructure ETF
INVESTMENT INCOME:
Dividend income	$3,292,849	$70,857
Interest income on securities sold short	3,739,014	—
Foreign withholding tax on dividends	—	(4,808)
Total Investment Income	7,031,863	66,049

EXPENSES:
Dividends on securities sold short	1,398,748	—
Investment management fees (Note 4)	657,615	8,781
Professional fees	215,822	74,698
Custody fees	15,089	2,717
Index fees	6,560	2,780
Chief Compliance Officer fees	33,878	2,602
Treasurer fees	15,630	2,266
Listing fees	4,138	5,060
Accounting fees	25,597	15,000
Trustee fees	47,062	862
Administration fees (Note 5)	40,009	38,200
Other fees	23,089	6,356
Total Expenses before Adjustments	2,483,237	159,322
Less: waivers and/or reimbursements by Adviser (Note 4)	(426,847)	(150,542)
Total Expenses after Adjustments	2,056,390	8,780
Net Investment Income (Loss)	4,975,473	57,269

NET REALIZED GAIN (LOSS) FROM:
Transactions in Investment securities	3,010,521	(115,549)
Foreign currency transactions	—	(2,170)
In-kind redemptions of investments	9,752,605	—
Securities sold short	(6,595,601)	—
Expiration or closing of swap agreements	(1,957,030)	—
Net Realized Gain (Loss)	4,210,495	(117,719)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) FROM:
Investments in securities	(7,215,294)	(84,041)
Securities sold short	872,548	—
Swap agreements	3,347,153	—
Translation of assets and liabilities denominated in foreign currencies	—	131
Net Change in Unrealized Appreciation (Depreciation)	(2,995,593)	(83,910)
Net Realized and Unrealized Gain (Loss)	1,214,902	(201,629)
Net Increase (Decrease) in Net Assets Resulting from Operations	$6,190,375	$(144,360)

See accompanying notes to the financial statements.

AGF Investments Trust

Statements of Changes in Net Assets

	AGFiQ U.S. Market Neutral Anti-Beta Fund		AGFiQ Global Infrastructure ETF
	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022	Six Months Ended December 31, 2022 (Unaudited)	Year Ended June 30, 2022
OPERATIONS:
Net investment income (loss)	$4,975,473	$19,220	$57,269	$122,147
Net realized gain (loss)	4,210,495	(6,915,190)	(117,719)	258,237
Net change in unrealized appreciation (depreciation)	(2,995,593)	35,689,688	(83,910)	(279,152)
Net Increase (Decrease) in Net Assets Resulting from Operations	6,190,375	28,793,718	(144,360)	101,232

DISTRIBUTIONS (Note 2):
Distributable earnings	(3,922,126)	—	(55,261)	(129,114)
Total Distributions	(3,922,126)	—	(55,261)	(129,114)

CAPITAL TRANSACTIONS:(1)
Proceeds from shares issued	348,019,401	145,726,474	—	1,350,959
Cost of shares redeemed	(134,312,158)	(91,876,927)	—	(1,382,461)
Net Increase (Decrease) from Capital Transactions	213,707,243	53,849,547	—	(31,502)
Total Increase (Decrease) in Net Assets	215,975,492	82,643,265	(199,621)	(59,384)

NET ASSETS:
Beginning of period	$181,464,383	$98,821,118	$3,968,765	$4,028,149
End of Period	$397,439,875	$181,464,383	$3,769,144	$3,968,765

SHARE TRANSACTIONS:
Beginning of period	8,350,000	5,850,000	150,001	150,001
Shares issued	1,200,000	550,000	—	—
Shares issued in-kind	15,850,000	6,900,000	—	50,000
Shares redeemed	(650,000)	(3,850,000)	—	—
Shares redeemed in-kind	(6,000,000)	(1,100,000)	—	(50,000)
Shares Outstanding, End of Period	18,750,000	8,350,000	150,001	150,001

(1)Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 7 to the Financial Statements.

(This page intentionally left blank.)

See accompanying notes to the financial statements.

AGF Investments Trust

Financial Highlights for a share outstanding throughout the periods indicated

	PER SHARE OPERATING PERFORMANCE										RATIOS/SUPPLEMENTAL DATA
	Investment Operations				Distributions						Ratios to Average Net Assets of(2)							Total Return(3)(4)
	Net asset value, beginning of period	Net investment income (loss)(1)	Net realized and unrealized gain (loss)	Total investment operations	Net investment income	Net realized gains	Tax return of capital	Total distributions	Transaction fees(9)	Net asset value, end of period	Expenses, after waivers and/or reimbursements and before securities sold short	Expenses, after waivers and/or reimbursements and securities sold short	Expenses, before waivers and/or reimbursements and after securities sold short	Net investment income (loss)	Net investment income (loss), before waivers	Net investment income (loss) net of reimbursements excluding special dividends(10)	Net investment income (loss) per share excluding special dividends(11)	Net asset value(5)	Market value(6)	Portfolio turnover rate (excluding short sales)(3)(7)	Portfolio turnover rate (including short sales)(3)(7)	Ending net assets (thousands)
AGFiQ U.S. Market Neutral Anti-Beta Fund
For the six months ended 12/31/22 (unaudited)	$21.73	$0.35	(0.68)(14)	$(0.33)	$(0.21)	$—	$—	$(0.21)	$0.01	$21.20	0.45%	1.41%	1.70%	3.40%	3.11%	3.40%	$0.35	(1.47)%	(1.69)%	62%	164%	$397,440
Year ended June 30, 2022	16.89	—(8)	4.82	4.82	—	—	—	—	0.02	21.73	0.45	1.54	2.06	0.02	(0.50)	0.02	—(8)	28.66	28.93	145	321	181,464
Year ended June 30, 2021	24.25	(0.22)	(7.16)	(7.38)	—	—	—	—	0.02	16.89	0.45	2.53	3.01	(1.09)	(1.57)	(1.09)	(0.22)	(30.35)	(30.45)	35	225	98,821
Year ended June 30, 2020	21.83	0.06	2.52	2.58	(0.20)	—	—	(0.20)	0.04	24.25	0.45	2.19	2.57	0.25	(0.13)	0.25	0.06	12.07	11.99	144	483	192,755
Year ended June 30, 2019	20.05	0.31	1.52	1.83(13)	(0.09)	—	—	(0.09)	0.04	21.83	0.50	2.16	2.94	1.45	0.67	1.42	0.30	9.30	9.66	116	341	65,492
Year ended June 30, 2018	20.00	0.18	(0.13)	0.05	—	—	—	—	—	20.05	0.75	1.06	3.39	0.93	(1.41)	0.93	0.18	0.25	0.20	166	347	9,023
AGFiQ Global Infrastructure ETF
For the six months ended 12/31/22 (unaudited)	26.46	0.38	(1.34)	(0.96)	(0.37)	—	—	(0.37)	—	25.13	0.45(12)	0.45(12)	8.17(12)	2.94	(4.78)	2.94	$0.38	(3.59)	(4.58)	36	36	3,769
Year ended June 30, 2022	26.85	0.75	(0.37)	0.38	(0.77)	—	—	(0.77)	—	26.46	0.45(12)	0.45(12)	5.74(12)	2.70	(2.59)	2.70	0.75	1.35	1.31	56	56	3,969
Year ended June 30, 2021	23.22	0.93	3.34	4.27	(0.64)	—	—	(0.64)	—	26.85	0.45(12)	0.45(12)	9.01(12)	3.73	(4.83)	3.73	0.93	18.72	18.10	44	44	4,028
Year ended June 30, 2020	25.75	0.71	(2.55)	(1.84)	(0.69)	—(8)	—	(0.69)	—	23.22	0.45(12)	0.45(12)	6.81(12)	2.82	(3.54)	2.82	0.71	(7.32)	(6.76)	32	32	2,322
For the period 05/23/19* – 06/30/19	25.00	0.14	0.61	0.75	—	—	—	—	—	25.75	0.45(12)	0.45(12)	16.91(12)	5.28	(11.19)	5.28	0.14	3.00	3.00	—	—	2,575

*Commencement of investment operations.

(1)Net investment income (loss) per share is based on average shares outstanding.

(2)Annualized for periods less than one year.

(3)Not annualized for periods less than one year.

(4)Had certain expenses not been waived/reimbursed during the periods, if applicable, total returns would have been lower.

(5)Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at net asset value.

(6)Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period at market value. The market value is determined by the midpoint of the bid/ask spread at 4:00 p.m. from the NYSE Arca, Inc. Exchange. Market value returns may vary from net asset value returns.

(7)In-kind transactions are not included in portfolio turnover calculations.

(8)Per share amount is less than $0.01.

(9)Includes transaction fees associated with the issuance and redemption of Creation Units.

(10)This ratio reflects the exclusion of large, non-recurring dividends (special dividends) recognized by the Funds during each period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) per share ratio presented for the same period herein.

(11)This ratio reflects the exclusion of large, non-recurring dividends (special dividends)recognized by the Funds during the period. If a special dividend was received during a period, this ratio will be lower than the net investment income (loss) of average net assets ratio presented for the same period herein.

(12)The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.

(13)Due to certain Financial Highlight presentation reclassifications, these amounts may differ from what was presented in previous shareholder reports.

(14)The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.

AGF Investments Trust

Notes to Financial Statements

December 31, 2022 (Unaudited)

1. Organization

AGF Investments Trust (the ‘‘Trust’’), a Delaware statutory trust, was formed on November 19, 2009. The Trust consists of 4 funds, 2 of which are presented herein, AGFiQ U.S. Market Neutral Anti-Beta Fund, and AGFiQ Global Infrastructure ETF (each, a “Fund”; collectively, the “Funds”). The remaining 2 funds are presented in a separate report. AGF Investments LLC (the “Adviser”) is the investment adviser to each Fund. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The investment objective of the AGFiQ U.S. Market Neutral Anti-Beta Fund is to provide a consistent negative beta exposure to the U.S equity market. The Fund will invest primarily in long positions in low beta U.S equities and short positions in high beta U.S equities on a dollar neutral basis, within sectors. The AGFiQ Global Infrastructure ETF seeks to achieve its investment objective by investing, under normal circumstances, in securities of infrastructure-related companies located throughout the world, including the U.S. and infrastructure-related investments. Each Fund is classified as a “diversified” Fund within the meaning of the 1940 Act. There can be no assurance that the Funds will achieve their respective investment objectives.

2. Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in preparation of their financial statements. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (‘‘FASB’’) Accounting Standards Codification Topic 946 — Investment Companies, which is part of U.S. generally accepted accounting principles (‘‘GAAP’’). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities.

Investment Valuation

The NAV of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (‘‘NYSE’’), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing a Fund’s net assets (i.e. total assets, less liabilities) by the number of shares it has outstanding.

The value of each Fund’s securities is based on such securities’ closing price on local markets when available. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s and Adviser’s valuation procedures. Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated the Adviser as “Valuation Designee” to perform fair value determinations with respect to all the investments of the Funds as well as to perform all the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Adviser has established a Valuation Committee (“Committee”) and may carry out its responsibilities as Valuation Designee with respect to the Funds through the Committee, pursuant to policies and procedures approved by the Board. The Committee is responsible for, among other things, determining and monitoring the value of each Fund’s assets and providing such information to the Adviser as Valuation Designee.

Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. Securities of non-exchange traded and exchange traded investment companies are valued at their NAV and market value, respectively.

Generally, the AGFiQ U.S. Market Neutral Anti-Beta Fund prices its swap agreements daily using industry standard models that may incorporate quotations from market makers or pricing vendors (unless the underlying reference security is closed or the official closing time of the underlying index occurs prior to the close of the NYSE due to

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

time zone differences, in which case the quotations will be adjusted, to the extent practicable and available, based on inputs from an independent pricing source approved by the Trustees) and records the change in value, if any, as unrealized gain or loss. Such valuations would typically be categorized as Level 2 in the fair value hierarchy described below. Gains or losses are realized upon termination of the swap agreements or reset dates, as appropriate.

For equity securities, the Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a “fair value,” that value may be different from the last quoted market price for the security. As a result, it is possible that fair value prices will be used by the Funds. Securities using these valuation adjustments are categorized as Level 2 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•Level 1 — Quoted prices in active markets for identical assets.

•Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of December 31, 2022 for each Fund based upon the three levels defined above:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
AGFiQ U.S. Market Neutral Anti-Beta Fund
Investments
Assets
Common Stocks*	$326,594,584	$—	$—	$326,594,584
Liabilities
Common Stocks*	(336,980,376)	—	—	(336,980,376)
Total Investments	$(10,385,792)	$—	$—	$(10,385,792)
Other Financial Instruments
Assets
Swap agreements**	$ —	$ 6,464,899	$ —	$ 6,464,899
Total Other Financial Instruments	$—	$6,464,899	$—	$6,464,899
AGFiQ Global Infrastructure ETF
Investments
Common Stocks*	3,568,301	—	—	3,568,301
Exchange Traded Funds	8,125	—	—	8,125
Master Limited Partnerships	23,906	—	—	23,906
Total Investments	$3,600,332	$—	$—	$3,600,332

*See Schedules of Investments for segregation by industry type.

**The tables above are based on market values or unrealized appreciation/(depreciation) rather than the notional amounts of derivatives. The uncertainties surrounding the valuation inputs for a derivative are likely to be more significant to a Fund’s NAV than the uncertainties surrounding inputs for a non-derivative security with the same market value.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

Real Estate Investment Trusts (“REITs”)

Each Fund may invest in REITs. Equity REITs invest primarily in real property while mortgage REITs make construction, development and long term mortgage loans. Their value may be affected by changes in the value of the underlying property of the REIT, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment.

REITs are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation and the possibility of failing to qualify for tax free income status under the Internal Revenue Code of 1986 and failing to be exempt from registration as a registered investment company under the 1940 Act.

Distributions from REIT investments may be comprised of return of capital, capital gains and income. The actual character of amounts received during the year is not known until after the REIT’s fiscal year end. The Funds record the character of distributions received from REITs during the year based on estimates available. The characterization of distributions received by the Funds may be subsequently revised based on information received from the REITs after their tax reporting periods have concluded.

Foreign Currency Translation

The books and records of the AGFiQ Global Infrastructure ETF are maintained in U.S. dollars. The Fund’s assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Fund’s income earned and expense incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The AGFiQ Global Infrastructure ETF does not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives on the Statement of Operations.

Net realized gains (losses) on foreign currency transactions reported on the Statement of Operations arise from sales of foreign currency, realized currency gains or losses, including foreign exchange contracts, between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statement of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Derivatives Regulatory Matters

Pursuant to Commodity Futures Trading Commission-imposed limitations on commodities trading by certain regulated entities, in order to qualify for an exclusion from registration and regulation as a commodity pool operator under the Commodity Exchange Act (“CEA”), a Fund may only use a de minimis amount of commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC). A de minimis amount is defined as an amount such that the aggregate initial margin and premiums required to establish these positions (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase) may not exceed 5% of a Fund’s NAV, or alternatively, the aggregate net notional value of those positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). Because the Funds are expected to engage only in a de minimis amount of such transactions, the Adviser has claimed such an exclusion. Therefore, it is not subject to the registration requirements of the CEA.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

The regulation of the derivatives markets has increased over the past several years, and additional future regulation of the derivatives markets may make derivatives more costly, may limit the availability or reduce the liquidity of derivatives, or may otherwise adversely affect the value or performance of derivatives. Any such adverse future developments could impair the effectiveness or raise the costs of a Fund’s derivative transactions, impede the employment of a Fund’s derivatives strategies, or adversely affect the Fund’s performance. For instance, in October 2020, the SEC adopted a final rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies (the “derivatives rule”). Subject to certain exceptions, the derivatives rule requires a Fund to trade derivatives and other transactions that create future payment or delivery obligations subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. Generally, these requirements apply unless a Fund qualifies as a “limited derivatives users” exception that is included in the derivatives rule. Under the derivatives rule, when a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness (e.g., bank borrowings, if applicable) when calculating a Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. In addition, under the derivatives rule, a Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security under the Investment Company Act, provided that (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). A Fund may otherwise engage in such transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a derivatives transaction for purposes of compliance with the derivatives rule. Furthermore, under the derivatives rule, a Fund will be permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the Investment Company Act, if the Fund reasonably believes, at the time it enters into such agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of a Fund to use derivatives, short sales, reverse repurchase agreements and similar financing transactions, and unfunded commitments as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The Adviser cannot predict the effects of these requirements on a Fund. The Adviser intends to monitor developments and seek to manage a Fund in a manner consistent with achieving the Fund’s investment objective.

Short Sales

The AGFiQ U.S Market Neutral Anti-Beta Fund enters into short sales. A short sale is a transaction in which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. A Fund is then obligated to replace the security borrowed by borrowing the same security from another lender, purchasing it at the market price at the time of replacement or paying the lender an amount equal to the cost of purchasing the security. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, a Fund is required to repay the lender any dividends it receives, or interest which accrues, during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund closes out the short sale. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale. Short sales may be subject to unlimited losses as the price of a security can rise infinitely.

The Funds are required to comply with the derivatives rule when they engage in short sales.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

Swap Agreements

The AGFiQ U.S Market Neutral Anti-Beta Fund may enter into swap agreements. The Fund currently enters into equity or equity index swap agreements for purposes of attempting to gain exposure to an index or group of securities without actually purchasing those securities. Although some swap agreements may be exchange-traded, others are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. Most, if not all, swap agreements entered into by the Fund will be two-party contracts. In connection with the Fund’s positions in a swaps contract, the Fund will segregate liquid assets or will otherwise cover its position in accordance with applicable SEC requirements. In such a standard ‘‘swap’’ transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or ‘‘swapped’’ between the parties are calculated with respect to a ‘‘notional amount,’’ i.e., the return on or increase in value of a particular dollar amount invested in a ‘‘basket’’ of securities representing a particular index or group of securities. The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

A Fund may enter into swap agreements to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. On a long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks, plus the dividends that would have been received on those stocks.

A Fund agrees to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to a Fund on any swap agreement will generally be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. As a trading technique, the Adviser may substitute physical securities with a swap agreement having risk characteristics substantially similar to the underlying securities.

Swap agreements typically are settled on a net basis, which means that the two payment streams are netted out, with a Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of a swap agreement or periodically during its term. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to a swap agreement defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. In as much as these transactions are entered into for hedging purposes or are offset by cash or liquid assets identified on the Funds’ books to cover their exposure, the Funds and the Adviser believe that these transactions will not constitute senior securities within the meaning of the 1940 Act, and will not be subject to a Fund’s borrowing restrictions.

The swap market has grown substantially in recent periods with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments which are traded in the OTC market. The Adviser, under the oversight of the Trustees, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (‘‘ISDA’’) agreements with certain counterparties for derivative transactions. These agreements contain among other conditions, events of default and termination events, and various covenants and representations. Certain of the Funds’ ISDA agreements contain provisions that require the Funds to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Funds’ NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Funds were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Funds will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

The following represents the average monthly outstanding swap contracts for the period ended December 31, 2022:

Fund	Average Contract Long	Average Contract Short
AGFiQ U.S. Market Neutral Anti-Beta Fund	$36,561,538	$(25,395,691)

The following table indicates the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations for the period ended December 31, 2022:

Fair Value of Derivative Instruments as of December 31, 2022
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Location	Assets Value	Liabilities Value
	Swap agreements	Statements of Assets and Liabilities
AGFiQ U.S. Market Neutral Anti-Beta Fund			$ 6,464,899	$–

The Effect of Derivative Instruments on the Statements of Operations as of December 31, 2022
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives	Change in Unrealized Appreciation or (Depreciation) on Derivatives
	Swap agreements
AGFiQ U.S. Market Neutral Anti-Beta Fund		$(1,957,030)	$3,347,153

Expenses

Expenses of the Trust, which are directly identifiable to a specific fund are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Taxes and Distributions

Each of the Funds intends to qualify (or continue to qualify) as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute substantially all of its net investment income and net capital gains to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements.

As of June 30, 2022 (the Funds’ tax year end), management of the Funds has reviewed the open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months. On an ongoing basis, management will monitor the tax positions taken to determine if adjustment to conclusions are necessary based on factors including but not limited to further implementation on guidance expected from FASB and ongoing analysis of tax law, regulation, and interpretations thereof.

Distributions to shareholders from net investment income, if any, are distributed annually. Dividends may be declared and paid more frequently to comply with the distribution requirements of the Internal Revenue Code. Net capital gains are distributed at least annually.

3. Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums and accretion of discounts. Dividend income, net of any applicable foreign withholding taxes, is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as ‘‘Special Dividends’’ and the impact of these dividends is presented in the Financial Highlights.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Investment Management Fees

Pursuant to the Advisory Agreement (“Advisory Agreement”), the Adviser manages the investment and reinvestment of the Funds’ assets and administers the affairs of the Funds under the oversight of the Board. Pursuant to the Advisory Agreement, AGFiQ U.S. Market Neutral Anti-Beta Fund, and AGFiQ Global Infrastructure ETF, each pay the Adviser a management fee for its services payable on a monthly basis at the annual rate of 0.45% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive the fees and reimburse expenses of each Fund until at least November 1, 2025, so that the total annual operating expenses (excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with generally accepted accounting principles, dividend, interest and brokerage expenses for short positions, acquired fund fees and expenses (“AFFE”), and extraordinary expenses) (“Operating Expenses”) are limited to 0.45% of average daily net assets for each of the AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Global Infrastructure ETF (collectively, the “Expense Caps”). In addition, the Adviser has contractually agreed to reduce its management fees to the extent of any acquired fund fees and expenses incurred by a Fund that are attributable to the management fee paid to the Adviser (or an affiliated person of the Adviser) by an underlying fund in which a Fund invests. AFFE are expenses incurred indirectly by a Fund through its ownership of share in other investment companies. Because AFFE are not direct expenses of a Fund, they are not reflected separately on the Funds’ financial statements. This undertaking can only be changed with the approval of the Board of Trustees of the Funds.

For the period ended December 31, 2022, management fee waivers and expense reimbursements were as follows:

Fund	Management Fees Waived	Expense Reimbursements
AGFiQ U.S. Market Neutral Anti-Beta Fund	$426,847	$—
AGFiQ Global Infrastructure ETF	8,781	141,761

Each Fund has agreed that it will repay the Adviser for fees and expenses forgone or reimbursed for the Fund pursuant to the contractual expense limitation described above. Such repayment would increase a Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.

Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause the Fund’s Operating Expenses to exceed the lower of 0.45% of average daily net assets for the AGFiQ U.S. Market Neutral Anti-Beta Fund and AGFiQ Global Infrastructure ETF, or the annual rate of daily net assets for the Fund under the terms of a prior expense cap. For the period ended December 31, 2022, none of the Funds repaid expenses to the Adviser.

As of December 31, 2022, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires June 30,
Fund	2023	2024	2025	2026	Total Eligible for Recoupment
AGFiQ U.S. Market Neutral Anti-Beta Fund	$352,134	$750,711	$612,540	$426,847	$2,142,232
AGFiQ Global Infrastructure ETF	59,358	234,788	239,291	150,542	683,979

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

5. Administration, Accounting, Custodian and Transfer Agent Fees

JPMorgan Chase Bank, N.A. (“JPMorgan”) acts as administrator (the “Administrator”), fund accounting agent, transfer agent and custodian to the Funds. The Administrator provides the Funds with all required general administrative services, including, without limitation, office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting, and secretarial services; the determination of NAVs; and the preparation and filing of all reports, registration statements, proxy statements, and all other materials required to be filed or furnished by the Funds under federal and state securities laws. The Administrator pays all fees and expenses that are directly related to the services provided by the Administrator to the Funds; each Fund reimburses the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund pays the Administrator for all fees and expenses incurred by the Administrator which are not directly related to the services the Administrator provides to the Funds under the service agreement. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Administrator in the performance of its duties. As custodian, JPMorgan holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services, the Custodian is entitled to fees and reasonable out-of-pocket expenses.

6. Distribution and Fund Officers

Foreside Fund Services, LLC serves as the Funds’ distributor (the ‘‘Distributor’’). The Trust has adopted a distribution and service plan (‘‘Plan’’) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (‘‘Service Providers’’). If a Service Provider provides such services, a Fund may pay fees at an annual rate not to exceed 0.25% of its average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds and may cost you more than other types of sales charges.

Foreside Fund Officer Services, LLC (‘‘FFOS’’), an affiliate of the Distributor, provides a Chief Compliance Officer as well as certain additional compliance support functions to the Funds. Foreside Management Services, LLC (‘‘FMS’’), an affiliate of the Distributor, provides a Principal Financial Officer and Treasurer to the Funds. Neither FFOS nor FMS have a role in determining the investment policies of the Trust or Funds, or which securities are to be purchased or sold by the Trust or a Fund.

7. Issuance and Redemption of Fund Shares

The Funds are exchange-traded funds or ETFs. Individual Fund shares may only be purchased and sold on a national securities exchange through a broker-dealer and investors may pay a commission to such broker-dealers in connection with their purchase or sale. The price of Fund shares is based on market price, and because ETF shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount). Information regarding how often the shares of the Funds traded on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds for the most recently completed five fiscal years and the most recently completed calendar quarters can be found at www.agf.com/us. This information represents past performance and cannot be used to predict future results.

The Funds will only issue or redeem shares aggregated into blocks of 50,000 shares or multiples thereof (‘‘Creation Units’’) to Authorized Participants who have entered into agreements with the Funds’ Distributor. An Authorized Participant is either (1) a ‘‘Participating Party,’’ (i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC) (‘‘Clearing Process’’), or (2) a participant of DTC (‘‘DTC Participant’’), and, in each case, must have executed an agreement (‘‘Participation Agreement’’) with the distributor with respect to creations and redemptions of Creation Units. The Funds will issue or redeem Creation Units in return for a basket of assets that the Funds specify each day.

Shares are listed on the NYSE Arca, Inc.TM and are publicly traded. If you buy or sell Fund shares on the secondary market, you will pay or receive the market price, which may be higher or lower than NAV. Your transaction will be priced at NAV if you purchase or redeem Fund shares in Creation Units.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Funds’ Administrator to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Additionally, a portion of the transaction fee is used to offset transactional costs typically accrued in the Funds’ custody expenses directly related to the issuance and redemption of Creation Units. An additional variable fee may be charged for certain transactions. Such fees would be included in the receivable for capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds or cost from shares issued or redeemed on the Statements of Changes in Net Assets, were as follows:

Fund	Six Months Ended December 31, 2022
AGFiQ U.S. Market Neutral Anti-Beta Fund	$194,066

8. Investment Transactions

For the period ended December 31, 2022, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities, derivatives and in-kind transactions, were as follows:

	Purchases		Sales
Fund	Long	Short Covers	Long	Short
AGFiQ U.S. Market Neutral Anti-Beta Fund	$166,655,730	$230,293,377	$149,973,940	$427,958,188
AGFiQ Global Infrastructure ETF	1,365,395	—	1,506,366	—

9. In-Kind Transactions

During the period presented in this report, certain Funds delivered securities of the Funds in exchange for the redemption of shares (redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Funds recorded net realized gains and losses in connection with each transaction.

For the period ended December 31, 2022, the value of the securities transferred for redemptions, and the net realized gains recorded in connection with the transactions were as follows:

Fund	Value	Realized Gain
AGFiQ U.S. Market Neutral Anti-Beta Fund	$102,793,094	$9,752,605

During the period, certain Funds of the Trust received cash and securities in exchange for subscriptions of shares (subscriptions-in-kind). For the period ended December 31, 2022, the value of the securities received for subscriptions were as follows:

Fund	Value
AGFiQ U.S. Market Neutral Anti-Beta Fund	$266,381,356

10. Principal Investment Risks

Some principal risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other principal risks in addition to these identified principal risks. This section discusses certain principal risks encountered by the Funds. A more complete description of the principal risks to which each Fund is subject is included in the Funds’ prospectus.

Market Risk: The value of a Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. War and occupation, terrorism and related geopolitical risks, natural disasters, and public health emergencies, including an epidemic or pandemic may lead to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally. In addition, there is a risk that policy changes by the U.S. government, Federal Reserve and/or other government actors, such as changing interest rates, could cause increased volatility in financial markets. From time to time, markets may experience stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the NAV of a Fund’s shares. Although the precise and future impact of the COVID-19 pandemic remains unknown, it has introduced uncertainty and volatility in global markets and economies. This impact may be for a short-term or extend for a longer term, may exacerbate pre-existing risks to a Fund and may adversely affect the performance of a Fund.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

Single Factor Risk: The AGFiQ U.S. Market Neutral Anti-Beta Fund invests in securities based on a single investment factor and is designed to be used as part of broader asset allocation strategies. An investment in the Fund is not a complete investment program. There is no guarantee that a stock that exhibited characteristics of a single factor in the past will exhibit that characteristic in the future.

Anti-Beta Risk: Anti-beta investing entails investing in securities that are less volatile and shorting securities that are more volatile relative to a market index based on historical market index data. There is a risk that the present and future volatility of a security, relative to the market index, will not be the same as it has historically been and thus that the Fund will not be invested in the less volatile securities in the universe. In addition, the AGFIQ U.S Market Neutral Anti-Beta Fund may be more volatile than the universe since it will have short exposure to the most volatile stocks in the universe. Volatile stocks are subject to sharp swings in price.

Authorized Participants Concentration Risk: Only a member or participant of a clearing agency registered with the Securities and Exchange Commission (“SEC”), which has a written agreement with a Fund or one of its service providers that allows such member or participant to place orders for the purchase and redemption of Creation Units (an “Authorized Participant”) may purchase and redeem Shares directly from the Fund. Each Fund has a limited number of Authorized Participants. To the extent the Authorized Participants cannot or are otherwise unwilling to engage in creation and redemption transactions with a Fund, shares of the Fund may trade like closed-end fund shares at a significant discount to net asset value (“NAV”) and may face trading halts and/or delisting from the Exchange. Risk may be heightened for a fund that invests in securities or instruments that have lower trading volumes.

Cash Transactions Risk: A Fund may effect creations and redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, a Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may subsequently recognize gains on such sales that a Fund might not have recognized if it were to distribute portfolio securities in-kind. As a result, an investment in a Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time a Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if a Fund sold and redeemed its shares principally in-kind, will be passed on to Authorized Participants in the form of creation and redemption transaction fees. As a result of these factors, the spreads between the bid and the offered prices of a Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.

Derivatives Risk: The AGFiQ U.S Market Neutral Anti-Beta Fund’s use of derivatives, such as futures contracts and swap agreements, among other instruments — may involve risks different from, or greater than, the risks associated with investing in more traditional investments, such as stocks and bonds. Derivatives can be highly complex and may perform in unanticipated ways. Derivatives may be highly volatile, and the Fund could lose more than the amount it invests and can be subject to increased market risk as a result of investing in derivatives. Derivatives may be difficult to value and highly illiquid, and the Fund may not be able to close out or sell a derivative position at a particular time or at an anticipated price. The Fund’s use of derivatives may increase the amount and affect the timing and character of taxable distributions payable to shareholders. Also, suitable derivative transactions may not be available in all circumstances. There can be no assurance that the Fund will engage in derivative transactions to reduce exposure to other risks when that would be beneficial. Derivatives may be subject to counterparty risk. Counterparty risk is the risk that a loss may be sustained by the Fund as a result of the insolvency or bankruptcy of the other party to the transaction or the failure of the other party to make required payments or otherwise comply with the terms of the transaction. Changing conditions in a particular market area, whether or not directly related to the referenced assets that underlie the transaction, may have an adverse impact on the creditworthiness of the counterparty. The Fund may also not be able to exercise remedies, such as the termination of transactions and netting of obligations, and realization on collateral could be stayed or eliminated under special resolutions adopted in various jurisdictions. Such regimes provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate, or convert to equity the liabilities of a counterparty to the Fund who is subject to such proceedings in the European Union (sometimes referred to as a “bail in”). In addition, the Fund may enter into swap agreements with a limited number of counterparties, which may increase the Fund’s exposure to counterparty credit risk. The Fund does not specifically limit its counterparty risk with respect to any single counterparty.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

Emerging Markets Risk: The AGFiQ Global Infrastructure ETF may invest in issuers located in or economically tied to emerging market economies (including frontier market economies). Investments in securities of issuers located in emerging market economies (including frontier market economies) are generally riskier than investments in securities of issuers from more developed economies. Emerging market economies generally have less developed and more volatile securities trading markets with untimely and unreliable information. Emerging market economies also generally have less developed legal, financial, auditing, and accounting systems, and a greater likelihood of nationalization or confiscation of assets and companies than do developed economies. The legal remedies for investors in emerging markets may be more limited than the remedies available in the U.S., and the ability of U.S. authorities to bring actions against bad actors may be limited. These same risks exist and may be greater in frontier markets.

Equity Investing Risk: Equity investments are subject to risks such as market fluctuations, changes in interest rates and perceived trends in stock prices. The values of equity securities could decline generally or could underperform other investments. Different types of equity securities tend to go through cycles of outperformance and underperformance in comparison to the general securities markets. In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally. Recent unprecedented turbulence in financial markets, reduced liquidity in credit and fixed income markets, or rising interest rates may negatively affect many issuers worldwide, which may have an adverse effect on the Funds. Terrorism and related geo-political risks have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and the markets generally.

Flash Crash Risk: An exchange or market may close or issue trading halts on specific securities. In such circumstances, a Fund may be unable to accurately price its investments and/or may incur substantial trading losses. Sharp price declines in securities owned by the Fund may trigger trading halts, which may result in the Fund’s shares trading in the market at an increasingly large discount to NAV during part (or all) of one or more trading days. In such market conditions, market or stop-loss orders to sell the ETF shares may be executed at market prices that are significantly below NAV.

Foreign Currency Risk: Securities and other instruments in which the AGFIQ Global Infrastructure ETF invest may be denominated or quoted in currencies other than the U.S. dollar. For this reason, changes in foreign currency exchange rates can affect the value of the Fund’s portfolio. Generally, when the U.S. dollar rises in value against a foreign currency, a security denominated in that currency loses value because the currency is worth fewer U.S. dollars. Conversely, when the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency gains value because the currency is worth more U.S. dollars. This risk, generally known as “currency risk,” means that a strong U.S. dollar will reduce returns for U.S. investors while a weak U.S. dollar will increase those returns.

Foreign Securities Risk: Foreign investments involve additional risks because financial markets outside of the United States may be less liquid and companies may be less regulated and have lower standards of accounting and financial reporting. There may not be an established stock market or legal system that adequately protects the rights of investors. Foreign investments can also be affected by social, political, or economic instability. Investment in foreign securities involves higher costs than investment in U.S. securities, including higher transaction and custody costs as well as the imposition of additional taxes by foreign governments. Foreign governments may impose investment restrictions. In general, securities issued by companies in more developed markets, such as the United States, Canada and Western Europe, have a lower foreign market risk. Securities issued in emerging or developing markets, such as Southeast Asia or Latin America, tend to have a higher foreign market risk than securities issued in developed markets.

Infrastructure Investment Risk: Securities and instruments of infrastructure-related companies are subject to a variety of factors that may adversely affect their business or operations, including costs associated with compliance with and changes in environmental, governmental and other regulations, rising interest costs in connection with capital construction and improvement programs, government budgetary constraints and funding that impact publicly funded projects, the effects of 50 general economic conditions throughout the world, surplus capacity and depletion concerns, service interruptions, increased competition from other providers of services, uncertainties regarding the availability of fuel at reasonable prices, the effects of energy conservation policies, unfavorable tax laws or accounting policies and high leverage. Infrastructure companies will also be affected by technological innovations that may render existing plants, equipment or products obsolete and natural or man-made disasters. Additionally, infrastructure related entities may be subject to regulation by various governmental authorities and

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns. Companies operating in the infrastructure industry also face operating risks, including the risk of fire, explosions, leaks, mining and drilling accidents or other catastrophic events. In addition, natural risks, such as earthquakes, floods, lightning, hurricanes, tsunamis and wind, are inherent risks in infrastructure company operations.

Leverage Risk: The use of short selling and swap agreements allows the AGFiQ U.S Market Neutral Anti-Beta Fund to obtain investment exposures greater than their NAV by a significant amount, i.e., use leverage. Use of leverage involves special risks and can result in losses that exceed the amount originally invested. Use of leverage tends to magnify increases or decreases in the Fund’s returns and may lead to a more volatile share price.

Market Neutral Style Risk: During a “bull” market, when most equity securities and long-only equity ETFs are increasing in value, the AGFiQ U.S Market Neutral Anti-Beta Fund’s short positions will likely cause the Fund to underperform the overall U.S. equity market and such ETFs. In addition, because the Fund employs a dollar-neutral strategy to achieve market neutrality, the beta of the Fund (i.e., the relative volatility of the Fund as compared to the market) will vary over time and may not be equal to zero.

Premium/Discount and Bid/Ask Risk: Fund shares may trade at prices that are above or below their NAV per share. The market prices of Fund shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Fund shares. Although market makers will generally take advantage of differences between the NAV and the trading price of Fund shares through arbitrage opportunities, there is no guarantee that they will do so. Decisions by market makers or Authorized Participants to reduce their role or “step away” from market making or creation/redemption activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of a Fund’s portfolio securities and a Fund’s market price. This reduced effectiveness could result in Fund shares trading at a discount to NAV and also in greater than normal intraday bid/ask spreads for Fund shares. Large bid/ask spreads may adversely impact the performance of a Fund.

REIT Risk: Through its investments in REITs, a Fund will be subject to the risks of investing in the real estate market, including decreases in property values and revenues and increases in interest rates.

Secondary Market Trading Risk: Investors buying or selling Fund shares in the secondary market may pay brokerage commissions or other charges, which may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Fund shares. Although the Fund’s shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained. In addition, trading in Fund shares on the Exchange may be halted.

Short Sale Risk: Short sales are transactions in which the AGFiQ U.S Market Neutral Anti-Beta Fund sells securities that it owns or has the right to acquire at no added cost (i.e., “against the box”) or does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete the transaction, the Fund must borrow the stock to make delivery to the buyer. The Fund is then obligated to replace the stock borrowed by purchasing the stock at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the stock was sold by the Fund. If the underlying stock goes up in price during the period during which the short position is outstanding, the Fund will realize a loss on the transaction. Any loss will be increased by the amount of compensation, interest or dividends and transaction costs the Fund must pay to a lender of the security.

Portfolio Management Risk: The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results. In addition, a Fund may not achieve its investment objective, including during a period in which the Adviser takes temporary positions in response to unusual or adverse market, economic or political conditions, or other unusual or abnormal circumstances. There is also the inherent risk in the portfolio manager’s ability to anticipate changing market conditions that can adversely affect the value of a Fund’s holdings.

AGF Investments Trust

Notes to Financial Statements (continued)

December 31, 2022 (Unaudited)

11. Guarantees and Indemnifications

In the normal course of business, a Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

12. Recent Accounting Pronouncements

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions.” The ASU clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring the fair value. The amendments also require additional disclosures related to equity securities subject to contractual sale restrictions. The ASU is effective for fiscal years beginning after December 15, 2023 and interim periods within those fiscal years. Management is evaluating the implications of this guidance to future financial statements.

13. Subsequent Events

Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued.

Effective January 27, 2023 the AGFiQ U.S. Market Neutral Anti-Beta Fund name changed to AGF U.S. Market Neutral Anti-Beta Fund and the AGFiQ Global Infrastructure ETF name changed to AGF Global Infrastructure ETF. There was no change to either Fund’s investment objective or strategy as a result of these name changes.

Management has determined that there are no other material events that would require recognition or disclosure in the Funds’ financial statements.

AGF Investments Trust

Expense Example

December 31, 2022 (Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for, such as brokerage commissions, purchasing and selling Fund shares and (2) ongoing costs, including management fees, other operational and investment related expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2022

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended December 31, 2022.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage commissions on the purchases and sales of Fund shares. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 07/01/22	Ending Account Value 12/31/22	Expenses Paid During the Period*	Annualized Expense Ratio During Period
AGFiQ U.S. Market Neutral Anti-Beta Fund
Actual	$1,000.00	$985.30	$7.06	1.41%
Hypothetical	$1,000.00	$1,018.10	$7.17	1.41%
AGFiQ Global Infrastructure ETF(a)
Actual	$1,000.00	$964.10	$2.23	0.45%
Hypothetical	$1,000.00	$1,022.94	$2.29	0.45%

*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 184 days in the most recent fiscal half-year divided by 365 days in the fiscal year (to reflect the one half year period)

(a)The annualized expense ratio does not reflect the indirect expenses of the underlying Fund in which it invests.

AGF Investments Trust

Liquidity Risk Management Program

December 31, 2022 (Unaudited)

Consistent with Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), the Funds have adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to assess and manage each Fund’s liquidity risk, which is defined as the risk that a Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Funds’ Board of Trustees (the “Board”) has designated a Liquidity Program Administrator (“LPA”), a committee comprised of senior representatives of the adviser, AGF Investments, LLC, its affiliated company, AGF Investments Inc. and officers of the Funds to implement and monitor the Program. As part of its responsibilities, the LPA has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Program includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Program includes no less than annual assessments of factors that influence each Fund’s liquidity risk; daily classifications of each Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of a Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and periodic reporting to the Funds’ Board.

At a meeting of the Board of Trustees on November 11, 2022, the LPA provided a written report (the “Report”) to the Board addressing the operation, adequacy, and effectiveness the Program, including any material changes to the Program for the period from October 1, 2021 (date of the last Report) through September 30, 2022 (“Reporting Period”). The Report included a summary of the oversight of the Program and the system that is used to operate the Program, a discussion of the Funds’ investment strategies and liquidity of portfolio investments including liquidity classifications, the effects of short-term and long-term cash flows and a review of Authorized Participants on each Fund’s liquidity, the effect of pricing/spreads and basket assets on each Fund’s liquidity, and the effect that historical redemptions and market volatility had on the liquidity for each Fund during the Reporting Period. The Report concluded that during the Reporting Period: (1) there were no material changes to the Program, (2) there were no significant liquidity events impacting any Fund, and (3) it is the LPA’s assessment that the Program is adequately designed and has been effective in managing each Fund’s liquidity risk and in implementing the requirements of the Liquidity Rule. The Report further concluded that each Fund’s investment strategy continues to be appropriate and manageable for an open-end fund in both normal and stressed conditions.

There can be no assurance that the Program will achieve its objectives in the future. Additional information regarding risks of investing in each Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

AGF Investments Trust

Additional Information (Unaudited)

Proxy Voting Information

A description of AGF Investments Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Funds’ website at www.agf.com/us or the U.S. Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling collect 1-617-292-9801.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-617-292-9801 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

AGF Investments Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year to date on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. You may also review and obtain copies of the Funds’ Forms N-PORT, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov. In addition, the Funds’ full portfolio holdings are updated daily and available on the AGFiQ Funds’ website at www.agf.com/us.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

AGF Investments Trust

53 State Street, Suite 1308

Boston, MA 02109

www.agf.com/us

Distributor:

Foreside Fund Services, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

(b)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant is an issuer as defined in Section 10A-3 of the Securities Exchange Act of 1934 and has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of such Act. All of the Board’s independent Trustees, Peter A. Ambrosini, Joseph A. Franco and Richard S. Robie III, are members of the Audit Committee.

(b)	Not Applicable.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13. Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1)	Not required for this filing.

(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AGF Investments Trust

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
March 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William H. DeRoche
William H. DeRoche
President and Principal Executive Officer
March 3, 2023

By:	/s/ Joshua Hunter
Joshua Hunter
Principal Financial Officer and Treasurer
March 3, 2023